Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following tables summarize compensation information for the principal executive officer and average compensation for the other named executive officers required by newly issued SEC rules regarding Pay Versus Performance. The Company uses Annualized Net Income growth as it Company Selected Measure (CSM).

Year	SCT Total Compensation for CEO	Compensation Actually Paid to CEO	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income	Annualized Net Income Growth
					FFIN TSR	Peer Group TSR *

2022	$3,089,587	$448,226	$991,910	$548,081	$98.01	$86.30	$234,475	3%
2021	$3,442,141	$5,876,530	$981,457	$1,448,906	$144.84	$110.02	$227,562	13%
2020	$1,800,963	$1,358,758	$847,069	$800,991	$103.05	$83.17	$202,034	23%

* Peer Group TSR is based on the S&P U.S. BMI Banks Index

Company Selected Measure Name	Annualized Net Income Growth
Named Executive Officers, Footnote [Text Block]

The non-principal executive officer (PEO) named executive officers (NEOs) reflected in the table were the following individuals for 2022: Mr. Butler, Mr. Gordon, Mr. Thaxton, and Mr. Longhofer. For 2021 and 2020 it reflects the following individuals: Mr. Butler, Mr. Gordon, Mr. Thaxton, and Mr. Gary Gragg.

PEO Total Compensation Amount	$ 3,089,587	$ 3,442,141	$ 1,800,963
PEO Actually Paid Compensation Amount	$ 448,226	5,876,530	1,358,758
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for CEO	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2022	$3,089,587	$(1,361,910)	$(1,279,451)	$448,226
2021	$3,442,141	$(1,672,598)	$4,106,987	$5,876,530
2020	$1,800,963	$(302,123)	$(140,082)	$1,358,758

(ii) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP and the change in value of non-qualified compensation plans for each year shown.

The equity component of CAP for the year ended December 31, 2022 is further detailed below.

CEO Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value of Prior Years' Awards Unvested at 12/31/2022	Change in Value of Prior Years' Awards That Vested in FY 2022	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$131,907	$(380,499)	$(210,855)	$(459,446)
RSAs	—	(27,274)	(82,479)	(109,753)
RSUs	357,554	(94,924)	(11,943)	250,686
PSUs	357,554	(142,401)	—	215,152
Total	$847,014	$(645,098)	$(305,277)	$(103,360)

Non-PEO NEO Average Total Compensation Amount	$ 991,910	981,457	847,069
Non-PEO NEO Average Compensation Actually Paid Amount	$ 548,081	1,448,906	800,991
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the Compensation Actually Paid (CAP), the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:

Year	SCT Total Compensation for other NEOs	Deductions from SCT Total	Additions to SCT Total	CAP
		i	ii
2022	$991,910	$(256,830)	$(186,999)	$548,081
2021	$981,457	$(231,433)	$698,882	$1,448,906
2020	$847,069	$(170,745)	$124,667	$800,991

(ii) Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP and the change in value of non-qualified compensation plans for each year shown.

The equity component of CAP for the year ended December 31, 2022 is further detailed below.

Average Non-CEO NEOs Equity Component of CAP for FY 2022:
Equity Type	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Value of Prior Years' Awards Unvested at 12/31/2022	Change in Value of Prior Years' Awards That Vested in FY 2022	Equity Value Included in CAP
	(a)	(b)	(c)	(d) = (a) + (b) + (c)
ISOs	$36,904	$(119,263)	$(41,072)	$(123,430)
RSAs	—	(23,464)	(23,046)	(46,510)
RSUs	50,009	(13,041)	(1,642)	35,327
PSUs	50,009	(19,567)	—	30,442
Total	$136,922	$(175,334)	$(65,759)	$(104,171)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

As shown in the chart below, the CEO and other NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance.

CAP vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

As shown in the chart below, the Company’s net income has steadily increased while the CEO and other NEOs’ CAP has varied significantly each year. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price.

CAP vs. Net Income

Total Shareholder Return Vs Peer Group [Text Block]

As shown in the PVP table below the Company's 3-Year cumulative TSR outperformed the companies included in the industry index. The Company well outperformed the index in all years which is consistent with the Company's 10 year outperformance to the index as illustrated in the 10 Year TSR performance graph included in the Compensation Discussion and Analysis section of this proxy statement.

Total Shareholder Return: Company vs. Peer Group

Tabular List [Table Text Block]

Most Important Performance Measures
Efficiency Ratio
Return on Assets
Return on Equity
Annual Net Income Growth

Total Shareholder Return Amount	$ 98.01	144.84	103.05
Peer Group Total Shareholder Return Amount	86.30	110.02	83.17
Net Income (Loss)	$ 234,475	$ 227,562	$ 202,034
Company Selected Measure Amount	0.03	0.13	0.23
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Non-GAAP Measure Description [Text Block]

Annualized Net Income Growth (CSM) is a primary driver of short term incentives and relative annualized net income growth is a key component of long term incentives. It is a key driver in both cash incentive bonuses as well as profit sharing amounts. The CEO and the other NEO's net income growth goals are set by the Compensation committee each year. The Company has exceeded prior year earnings in each of the past 3 years. In 2022, the earnings growth goal was not met for the consolidated Company. This significantly reduced cash incentive bonuses for the NEOs for the year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Annual Net Income Growth
PEO [Member] | Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,361,910)	$ (1,672,598)	$ (302,123)
PEO [Member] | Additions to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,279,451)	4,106,987	(140,082)
PEO [Member] | Equity Awards During The Year Fair Value Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	131,907
PEO [Member] | Equity Awards During The Year Fair Value Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Equity Awards During The Year Fair Value Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	357,554
PEO [Member] | Equity Awards During The Year Fair Value Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	357,554
PEO [Member] | Equity Awards During The Year Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	847,014
PEO [Member] | Equity Awards In Prior Years Unvested Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	380,499
PEO [Member] | Equity Awards In Prior Years Unvested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,274
PEO [Member] | Equity Awards In Prior Years Unvested Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(94,924)
PEO [Member] | Equity Awards In Prior Years Unvested Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(142,401)
PEO [Member] | Equity Awards In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(645,098)
PEO [Member] | Equity Awards In Prior Years Vested Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(210,855)
PEO [Member] | Equity Awards In Prior Years Vested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(82,479)
PEO [Member] | Equity Awards In Prior Years Vested Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,943)
PEO [Member] | Equity Awards In Prior Years Vested Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Equity Awards In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(305,277)
PEO [Member] | Adjustment Equity Award Adjustments Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(459,446)
PEO [Member] | Adjustment Equity Award Adjustments Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,753)
PEO [Member] | Adjustment Equity Award Adjustments Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	250,686
PEO [Member] | Adjustment Equity Award Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	215,152
PEO [Member] | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,360
Non-PEO NEO [Member] | Deductions from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(256,830)	(231,433)	(170,745)
Non-PEO NEO [Member] | Additions to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(186,999)	$ 698,882	$ 124,667
Non-PEO NEO [Member] | Equity Awards During The Year Fair Value Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,904
Non-PEO NEO [Member] | Equity Awards During The Year Fair Value Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Awards During The Year Fair Value Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,009
Non-PEO NEO [Member] | Equity Awards During The Year Fair Value Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,009
Non-PEO NEO [Member] | Equity Awards During The Year Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,922
Non-PEO NEO [Member] | Equity Awards In Prior Years Unvested Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	119,263
Non-PEO NEO [Member] | Equity Awards In Prior Years Unvested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,464
Non-PEO NEO [Member] | Equity Awards In Prior Years Unvested Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,041)
Non-PEO NEO [Member] | Equity Awards In Prior Years Unvested Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,567)
Non-PEO NEO [Member] | Equity Awards In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(175,334)
Non-PEO NEO [Member] | Equity Awards In Prior Years Vested Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(41,072)
Non-PEO NEO [Member] | Equity Awards In Prior Years Vested Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,046)
Non-PEO NEO [Member] | Equity Awards In Prior Years Vested Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,642)
Non-PEO NEO [Member] | Equity Awards In Prior Years Vested Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Equity Awards In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(65,759)
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments Incentive Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(123,430)
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments Restricted Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(46,510)
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,327
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,442
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 104,171